EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares Outstanding
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows for the six months ended June 30, 2020 and June 30, 2019:

(in thousands of $)	2020	2019
Net income attributable to the Company	364,993	41,113

	2020	2019
Weighted average number of shares (000s)	193,559	169,946
Dilutive effect of share options	142	—
Dilutive effect of contingently returnable shares	4,106	—
Denominator for diluted earnings per share	197,807	169,946

	2020	2019
Cash dividends per share declared	$1.10	$0.00